Equity (Change In ETE Common Units) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding	1,077,533,798	1,119,846,600	1,119,800,000	1,077,533,798	1,119,846,600	1,119,800,000	891,900,000
Issuance of restricted Common Units under long-term incentive plans	(42,300,000)	0	0
Number of Common Units, end of period	1,077,533,798	1,119,846,600	1,119,800,000
SUG Merger [Member]
Business Acquisition Units Acquired						227,900,000
Units Acquired for Equity [Member] | SUG Merger [Member]
Business Acquisition Units Acquired				0	0